Supplemental Information - Summary of Components of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation Of Revenue [Line Items]
Revenue	$ 42	$ 7,762	$ 115	$ 24,044	$ 25,987	$ 23,851	$ 7,296
Soybean Grain [Member]
Disaggregation Of Revenue [Line Items]
Revenue					25,930	12,976	0
Soybean Meal [Member]
Disaggregation Of Revenue [Line Items]
Revenue					0	8,628	5,604
Soybean Oil [Member]
Disaggregation Of Revenue [Line Items]
Revenue					0	2,220	1,685
Other [Member]
Disaggregation Of Revenue [Line Items]
Revenue					$ 57	$ 27	$ 7